Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 406,441	$ 404,975
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	367
Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		275,000
Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	167,113	120,564
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	35,084	48,767
Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	84,486	116,596
Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	111,946	117,776
Short-term investments | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	7,812	1,272
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
Amortized cost [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	367
FVTPL [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		275,000
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
FVTOCI [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	251,599	237,160
Amortized cost [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	167,113	120,564
Amortized cost [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	84,486	116,596
Amortized cost [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Short-term investments | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	154,842	167,815
FVTPL [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	35,084	48,767
FVTPL [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	111,946	117,776
FVTPL [member] | Short-term investments | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	7,812	1,272
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Short-term investments | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0	$ 0